INVESTMENTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Marketable securities, beginning	$ 13,386,000	$ 18,425,000
Additions	110,000	13,907,000
Disposals	(10,438,000)	(14,681,000)
Gain recorded in other comprehensive income/loss	(1,227,000)	2,094,000
Gain (loss) recorded in net loss	0	(4,285,000)
Distribution to shareholders	1,647,000	(2,074,000)
Marketable securities, ending balance	184,000	13,386,000
Marketable Securities (FVTPL)
Statement [Line Items]
Marketable securities, beginning	8,400,000	9,267,000
Additions	0	13,691,000
Disposals	(6,753,000)	(13,971,000)
Gain recorded in other comprehensive income/loss	0	0
Gain (loss) recorded in net loss	(1,647,000)	(587,000)
Distribution to shareholders		0
Marketable securities, ending balance	0	8,400,000
Marketable Securities (FVTOCI)
Statement [Line Items]
Marketable securities, beginning	4,986,000	3,386,000
Additions	110,000	216,000
Disposals	(3,685,000)	(710,000)
Gain recorded in other comprehensive income/loss	(1,227,000)	2,094,000
Gain (loss) recorded in net loss	0	0
Distribution to shareholders		0
Marketable securities, ending balance	184,000	4,986,000
Warrants (FVTPL)
Statement [Line Items]
Marketable securities, beginning	0	5,772,000
Additions	0	0
Disposals	0	0
Gain recorded in other comprehensive income/loss	0	0
Gain (loss) recorded in net loss	0	(3,698,000)
Distribution to shareholders		(2,074,000)
Marketable securities, ending balance	$ 0	$ 0